Organization and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Year founded	2010
Impairment of long-lived assets	$ 0
Operating lease right-of-use assets	13,615		$ 0
Operating lease obligations	$ 13,447		$ 0
Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership in outstanding common stock	49.10%
Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Operating lease right-of-use assets		$ 14,100
Operating lease obligations		$ 14,100
Stockholders equity cumulative effect of adoption of lease accounting standard.	$ 800